Related parties (Details) - EUR (€) € in Millions		3 Months Ended		9 Months Ended
	Jan. 02, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Non-Executive Director
Disclosure of transactions between related parties [line items]
Fees and expenses		€ 0.1	€ 0.2	€ 0.3	€ 0.4
Ordinary shares | Founder Entities
Disclosure of transactions between related parties [line items]
Founder preferred shares annual dividend amount (in shares)	171,092
Mariposa Capital and TOMS Capital | Affiliate of Founder Entities
Disclosure of transactions between related parties [line items]
Fees and expenses		€ 0.5	€ 0.4	€ 1.7	€ 1.5